Retirement plan (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Retirement Plans
Contributions to the plan	$ 77,000	$ 56,000	$ 226,000	$ 168,000	$ 225,481	$ 192,620